Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]

The carrying values of each classification of financial instrument as at December 31, 2021 are:

	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash	$2,958	$-	$2,958
Restricted deposits	555	13,743	14,298
Amounts receivable and other assets	608	2,113	2,721
Total financial assets	4,121	15,856	19,977

Financial liabilities
Accounts payable and accruals	2,267	984	3,251
Convertible debt	35,753	-	35,753
Promissory note	17,695	-	17,695
Lease liabilities	451	-	451
Total financial liabilities	$56,166	$984	$57,150

The carrying values of each classification of financial instrument as at December 31, 2020 are:

	Amortized Cost	Fair value through profit or loss	Total carrying value
Financial assets
Cash	$3,554	$-	$3,554
Restricted deposits	575	12,401	12,976
Amounts receivable and other assets	650	2,382	3,032
Total financial assets	4,779	14,783	19,562

Financial liabilities
Accounts payable and accruals	2,620	772	3,392
Convertible debt	18,747	-	18,747
Promissory note	16,629	-	16,629
Lease liabilities	557	-	557
Total financial liabilities	$38,553	$772	$39,325

Disclosure of financial instruments by type of interest rate [Table Text Block]
	December 31, 2021	December 31, 2020
Cash	$2,958	$3,554
Restricted Deposits	555	12,976
Promissory Note	$17,695	$16,629